Principal Activities and Reorganization (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended
	May. 12, 2014 shares	Aug. 14, 2013 shares	Mar. 25, 2014 USD ($) $ / shares shares	Mar. 25, 2014 CNY (¥) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	May. 14, 2014	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Apr. 23, 2009 USD ($)
Principal Activities And Reorganization [Line Items]
Total investment amount					$ 49,224	¥ 318,864	¥ 388,119		¥ 459,548	¥ 518,434
Shandong Fuhua
Principal Activities And Reorganization [Line Items]
Indirectly Owns Ownership Through Transfer								12.55%
Administration Company [Member]
Principal Activities And Reorganization [Line Items]
Shares holding Control Over Of Its Outstanding Shares Up For Sale At Public Auction | shares		6,912,503
Percentage That holding Control Over Of Its Outstanding Shares Up For Sale At Public Auction		52.90%
Transfer Of Ownership								12.55%
Shandong SNTON [Member]
Principal Activities And Reorganization [Line Items]
Shares Sold Through Public Auction | shares	6,912,503		6,912,503	6,912,503
Percentage Of Ownership Acquired Through Auction	52.90%		52.90%	52.90%
Amount Of Shares Sold Through Public Auction			$ 16,573	¥ 101,800
Sale of Stock, Price Per Share | $ / shares			$ 2.40
Fuwei Films USA, LLC [Member]
Principal Activities And Reorganization [Line Items]
Registered Capital | $											$ 10
Total investment amount | $											$ 100
Equity interest held by parent					60.00%	60.00%					60.00%
Equity interest held by partner					40.00%	40.00%					40.00%